RELATED PARTY TRANSACTIONS - Related Party Transactions Recognized in the Consolidated Income Statement and Non-Financial Assets and Liabilities Originating from Related Party Transactions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Net revenues	€ 7,145,768	€ 6,676,668	€ 5,970,146
Costs	4,129,763	3,903,070	3,477,355
Financial expenses, net	46,081	(1,205)	15,015
Trade receivables	360,339	349,176
Trade payables	841,256	945,657
Other current assets	159,223	137,763
Other liabilities	1,391,616	1,106,221
Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	17,827	23,838	64,398
Costs	21,092	20,895	31,789
Financial expenses, net	28	35	1,035
Trade receivables	1,987	4,164
Trade payables	8,238	5,303
Other current assets	864	1,377
Other liabilities	3,260	1,597
Total Stellantis Group companies | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	14,968	17,866	61,880
Costs	2,452	2,989	15,174
Financial expenses, net	0	0	1,032
Trade receivables	1,070	3,654
Trade payables	4,694	3,563
Other current assets	6	10
Other liabilities	1,961	327
Maserati | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,123	4,947	50,391
Costs	2,184	1,636	2,091
Financial expenses, net	0	0	0
Trade receivables	1,003	2,838
Trade payables	3,955	2,700
Other current assets	0	0
Other liabilities	23	23
FCA US LLC | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	18	0	0
Costs	0	0	6,803
Financial expenses, net	0	0	0
Trade receivables	67	11
Trade payables	0	0
Other current assets	0	0
Other liabilities	0	0
Other Stellantis Group companies | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	13,827	12,919	11,489
Costs	268	1,353	6,280
Financial expenses, net	0	0	1,032
Trade receivables	0	805
Trade payables	739	863
Other current assets	6	10
Other liabilities	1,938	304
Exor Group companies (excluding the Stellantis Group) | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	976	485	281
Costs	2,276	1,913	1,615
Financial expenses, net	23	22	3
Trade receivables	0	153
Trade payables	317	49
Other current assets	745	1,026
Other liabilities	699	924
Other related parties | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,883	5,487	2,237
Costs	16,364	15,993	15,000
Financial expenses, net	5	13	€ 0
Trade receivables	917	357
Trade payables	3,227	1,691
Other current assets	113	341
Other liabilities	€ 600	€ 346